Provision for Risks (Tables)	6 Months Ended
Jun. 30, 2024
Provision for Risks [Abstract]
Schedule of Provision Activity	The provision activity on June 30, 2024, and December 31, 2023, is as follows:
At January 1, 2023	31,032
Reversal of provision	(3,292)
Provision recorded during the period	1,777
Additions by acquisition	1,184
Additions by merger	119
At December 31, 2023	30,820
Reversal of provision	(1,675)
At June 30, 2024	29,145